Note 6 - Vessels, Net	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671
Additions	73,149,196	-	73,149,196
Depreciation for the period	-	(22,671,019)	(22,671,019)
Balance, September 30, 2013	849,451,886	(164,339,038)	685,112,848

Vessels with a carrying value of $666,204,617 as of September 30, 2013 are mortgaged as security for the term loans discussed in Note 9.

During the nine-month period ended September 30, 2013, the Company acquired the vessels “Gas Enchanted”, “Gas Alice”, “Gas Inspiration”, “Gas Ethereal” and “Sakura Symphony” for a total consideration of $73,149,196.